Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated September 1, 2026
to the Summary Prospectus, dated July 8, 2026, and
Prospectus and Statement of Additional Information (“SAI”),
each dated September 30, 2025, as previously supplemented

EA Astoria Beacon Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund”)

Effective immediately, Bryan Novak, Investment Consultant and Investment Committee Member, and Pedro Regalado, Senior Portfolio Analyst, of Beacon Capital Management, Inc. no longer serve as portfolio managers for the Fund. All references to Messrs. Novak and Regalado are hereby deleted.

Please retain this Supplement for future reference.